Income Taxes - Schedule of Benefit (Provision) for Income Taxes Attributable to Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal:
Current	$ (120,980)	$ (97,502)	$ (13,540)
Deferred (excluding separate components)	204,713	(124,625)	279,031
Deferred – change in enacted rates	987,942	0	0
Deferred – valuation allowance	101,443	222,688	(247,867)
Other noncurrent	1,356	3,608	(590)
Benefit for federal income taxes	1,174,474	4,169	17,034
State:
Current	(6,798)	4,069	(1,840)
Deferred (excluding separate components)	(25,233)	2,313	(2,768)
Deferred – operating loss carryforward	44,242	(16,024)	(2,263)
Deferred – valuation allowance	(40,078)	23,058	(4,465)
Other noncurrent	(3,876)	(2,901)	7,153
Benefit (provision) for state income taxes	(31,743)	10,515	(4,183)
Foreign:
Current	(470)	(2,015)	(2,127)
Deferred (excluding separate components)	(40,653)	(34,425)	(5,832)
Deferred – operating loss carryforward	4,688	2,988	10,472
Deferred – valuation allowance	21,098	(2,975)	(9,959)
Provision for foreign income taxes	(15,337)	(36,427)	(7,446)
Benefit (provision) for income taxes	$ 1,127,394	$ (21,743)	$ 5,405